1185 Avenue of the Americas New York, New York 10036-4003
www.kslaw.com

Alex Gendzier
Direct Dial: 212/556-2325
Direct Fax: 212/556-2222
agendzier@kslaw.com

May 13, 2005

Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Room 3528
Washington, D.C. 20549
Attention: Michele M. Andersen, Esq.

RE:	Consolidated Communications Illinois Holdings, Inc.
Registration Statement on Form S-1
Filed April 22, 2005
File No. 333-121086

     Dear Ms. Anderson:

     On behalf of Consolidated Communications Illinois Holdings, Inc. (the “Company”), we hereby enclose for your review Pre-Effective Amendment No. 4 to the Registration Statement on Form S-1 (File No. 333-121086) (the “Registration Statement”) of the Company as filed with the Securities and Exchange Commission (the “Commission”) on the date hereof, pursuant to the Securities Act of 1933, as amended. An electronic version of the Registration Statement, revised in response to the comments of the Staff of the Commission (the “Staff”), has been concurrently filed with the Commission through its EDGAR system.

     Enclosed herewith please find:

•	five revised clean copies of the Registration Statement;

•	five copies of the Registration Statement that have been marked to reflect all changes made since the filing of Amendment No. 3 to the Registration Statement on April 22, 2005; and.

•	a copy of the amended and restated credit agreement which has been filed as Exhibit 10.1 to the Registration Statement.

     Set forth below are the Company’s responses to the Staff’s letter, dated May 6, 2005, relating to the Registration Statement. Each Staff comment is set forth in bold italics and is followed immediately by the Company’s response. Page number references

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May 13, 2005

are to pages in the Registration Statement.

Dividend Policy and Restrictions, page 33

Pro forma Bank EBITDA and Estimated Cash Available to Pay Dividends, page 37

1.	We note your response to comment 1. You state that you now include cash distributions from your investments in two cellular partnerships and your minority interest in East Texas Fiber Line, Inc. in the calculation of pro forma Bank EBITDA. However, your definition of Bank EBITDA, as presented on page 34 does not include these as adjustments. If the definition of your amended and restated credit facility includes the cash proceeds from these investments, revise the definition on page 34 and provide us with a copy of your amended and restated credit facility that includes these as adjustments. If these adjustments are not included in the definition of Bank EBITDA, revise to exclude from the calculation of pro forma Bank EBITDA and include them as adjustments to pro forma Bank EBITDA in your calculation of estimated cash available to pay dividends.

As described in more detail on page 35, Bank EBITDA is defined in the Company’s amended and restated credit agreement (the “Credit Agreement”) as the Company’s “Bank Consolidated Net Income” for the period plus (or minus) certain specifically identified adjustments. Bank Consolidated Net Income for any period is defined on page 142 as the Company’s net income (or loss) on a consolidated basis and determined in accordance with generally accepted accounting principles. Bank Consolidated Net Income excludes, among other things, the income (or loss) of any person (other than the Company’s consolidated subsidiaries) in which any other person has a joint interest, except to the extent of the dividends or other distributions actually paid to the Company by that person during the period. Thus, for purposes of deriving Bank EBITDA, the dividends the Company received from its partnership investments are included as part of the Company’s calculation of Bank Consolidated Net Income. Previously, the Company incorrectly excluded all income from these investments from its calculation of Bank Consolidated Net Income. Footnote 19 on page 42 has been revised to clarify why the Company’s partnership distributions have been included as part of the Company’s calculation of pro forma Bank EBITDA.

Please see the Credit Agreement, a copy of which is enclosed herewith and has been filed as Exhibit 10.1 to the Registration Statement.

2.	The amount of partnership and dividend income shown as an adjustment in footnote 18 does not tie to the amounts reported in your statement of operations, and the source of cash distributions from investments is not clear. To help us better understand these relationships, please provide us with a table

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May 13, 2005

summarizing the amount of partnership and dividend income recognized and cash distributions received for each investment in 2004. Show us how these amounts correspond to sources and uses of cash reflected in your statement of cash flows and income or losses in your statement of operations. Also show how these amounts correspond to those presented in footnotes 18 and 19 to the dividend policy table presented on page 37.

Background & Tables

The Company currently has the following three partnership investments:

•	GTE Mobilnet of South Texas, LP (“South Texas”);

•	GTE Mobilnet of Texas RSA #17, LP (“RSA #17”); and

•	Fort Bend Fibernet, LP (“Fort Bend”).

The Company acquired its interests in each of these partnerships as part of its acquisition of TXUCV on April 14, 2004. Prior to April 14, 2004, each of these investments was owned by, and the income derived and distributions received from each of these partnerships were reflected in the financial statements of, TXUCV.

The table below summarizes the partnership income, cash distributions and dividend income of:

•	the Company for the year ended December 31, 2004;

•	TXUCV for the period from January 1, 2004 through April 13, 2004 (prior to the Company’s acquisition of TXUCV);

•	the Company and TXUCV on a combined basis for the year ended December 31, 2004; and

•	the Company and TXUCV on a combined basis for the twelve months ended March 31, 2005.

	Company	TXUCV	Combined	Combined
	January 1 –	January 1 –	January 1 –	Twelve
	December 31,	April 13,	December 31,	months ended
	2004	2004	2004	March 31, 2005
Partnership Income
GTE Mobilnet of South Texas, LP	$—	$661	$661	$198
GTE Mobilnet of Texas RSA #17, LP	1,249	465	1,714	1,685
Fort Bend Fibernet, LP	39	48	87	52

	$1,288	$1,174	$2,462	$1,935

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May 13, 2005

	Company	TXUCV	Combined	Combined
Distributions
GTE Mobilnet of South Texas, LP	$3,206	$—	$3,206	$3,206
GTE Mobilnet of Texas RSA #17, LP	340	511	851	340
Fort Bend Fibernet, LP	78	—	78	78

	$3,624	$511	$4,135	$3,624

Dividend Income
GTE Mobilnet of South Texas, LP (Cash)	$1,806	$—	$1,806	$1,806
CoBank Equity Patronage (Non-Cash)	405	22	427	442
Rib Stock Dividend	286	70	356	345

	$2,497	$92	$2,589	$2,593

Because TXUCV’s financial results for the periods January 1, 2004 through March 31, 2004 and April 1, 2004 through April 13, 2004 are not separately included in the Registration Statement, the table below is presented to illustrate the calculations of partnership income, cash distributions and dividend income for the twelve months ended March 31, 2005.

	Company	Company	TXUCV	Twelve
	April 1 –	January 1 –	April 1 –	Months
	December 31,	March 31,	April 13,	Ended
	2004	2005	2004	3/31/05
Partnership Income
GTE Mobilnet of South Texas, LP	$—	$—	$198	$198
GTE Mobilnet of Texas RSA #17, LP	1,249	320	116	1,685
Fort Bend Fibernet, LP	39	10	3	52

	$1,288	$330	$317	$1,935

Distributions
GTE Mobilnet of South Texas, LP	$3,206	$—	$—	$3,206
GTE Mobilnet of Texas RSA #17, LP	340	—	—	340
Fort Bend Fibernet, LP	78	—	—	78

	$3,624	$—	$—	$3,624

Dividend Income
GTE Mobilnet of South Texas, LP	$1,806	$—	$—	$1,806
CoBank Equity Patronage	405	48	(11)	442
Rib Stock Dividend	286	50	9	345

	$2,497	$98	$(2)	$2,593

Description of Partnership Income, Cash Distributions and Dividend Income

Partnership Income

The Company’s partnership income represents its pro rata share of the income (or

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May 13, 2005

loss) earned from April 14, 2004 from each of its partnership investments accounted for on the equity basis, namely RSA #17 and Fort Bend. Partnership income is reflected in the Company’s Consolidated Statements of Operations on page F-5 as a component of Other income (expense). For the year ended December 31, 2004, the Company had partnership income of $1,288 (as noted in the first table above and on page F-5), which when added to TXUCV’s partnership income for the period from January 1 – April 13, 2004 totaled $2,462 (as noted in the first table above and in note 18 on page 42). The same relationship exists for the twelve months ended March 31, 2005 (that is, total partnership income of $1,935 for the twelve months ended March 31, 2005 in the second table above corresponds with partnership income in note 18 on page 42). Cash received from South Texas, which the Company accounts for on the cost basis, is reflected in the Company’s statement of operations as dividend income, as discussed in more detail below. Prior to April 14, 2004, TXUCV accounted for each of these partnership investments on the equity basis. Partnership income is reflected in TXUCV’s Consolidated Statements of Operations and Comprehensive Income (Loss) on page F-55 as a component of Other income (expense).

For the statement of cash flows of the Company (for periods on and after April 14, 2004) and TXUCV (for periods prior to April 14, 2004), partnership income is a non-cash adjustment to net income recorded under cash provided by operating activities. As such, the partnership income from both RSA #17 and Fort Bend is included as a non-cash adjustment to the Company’s net income in its Condensed Consolidated Statements of Cash Flows for the year ended December 31, 2004 ($1,288 on page F-7) and the three months ended March 31, 2005 ($330 on page F-97). As discussed above, the Company no longer recognizes partnership income from its investment in South Texas, and, therefore, none of the income from this partnership is included as an adjustment to the Company’s net income in its Condensed Consolidated Statements of Cash Flows. TXUCV, on the other hand, included the income derived from each of the three partnerships as an adjustment to its net income in order to derive its cash provided by operating activities in its Consolidated Statements of Cash Flows on page F-57.

Distributions

Distributions represent cash payments from each of the three partnerships. For the year ended December 31, 2004 and for the twelve months ended March 31, 2005, the Company received total cash distributions of $4,135 and $3,624, respectively (as noted in the first table above and in the line item “Partnership distributions” in the table of “Pro Forma Bank EBITDA and Estimated Cash Available to Pay Dividends” on page 38).

For the year ended December 31, 2004 and for the twelve months ended March 31, 2005, the Company received cash distributions of $3,206 from South Texas

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(as noted in the first table above). The Company changed the method of accounting for this investment from the equity to the cost basis from and after April 14, 2004. As a result of this change in accounting, and in accordance with SFAS 115 and paragraph 191 of APB 18, cash distributions from this partnership have been accounted for as dividend income to the extent of the Company’s pro rata share of South Texas’ earnings. Cash distributions received in excess of the Company’s pro rata share South Texas’ earnings are recorded as a reduction in the Company’s investment account for South Texas. As such, the Company recognized $1,806 of dividend income from South Texas, which is recorded in its Consolidated Statements of Operations as a component of Other income (loss) which, when added to other distributions, totaled $2,497 (as noted in the first table above and on page F-5) and in its Condensed Consolidated Statements of Cash Flows as a component of net income (as noted on page F-7). The $1,400 of distributions in excess of Company’s pro rata share of South Texas’ earnings are recorded as a decrease in the Company’s investment account and shown in the Company’s Consolidated Statements of Cash Flows under cash flows from operating activities as a change in Other assets.

For the year ended December 31, 2004 and for the twelve months ended March 31, 2005, the Company and TXUCV on a combined basis received cash distributions of $851 and $340, respectively from RSA #17, and $78 from Fort Bend (as noted in the first table above). For the period of January 1, 2004 through April 13, 2004, cash distributions of $511 were received from RSA #17 and included as Proceeds From Investments in TXUCV’s Consolidated Statements of Cash Flows. No cash distributions were received from Fort Bend for the period of January 1, 2004 through April 13, 2004. From and after April 14, 2004, cash distributions received from both RSA #17 and Fort Bend were shown in the Company’s Consolidated Statements of Cash Flows under cash flows from operating activities as a change in Other assets reflecting the change in each investment’s basis (see the first table above).

Dividend Income

Dividend income represents cash and non-cash distributions from the Company’s cost basis investments. Prior to April 14, 2004, TXUCV accounted for each partnership on the equity method and, therefore, did not recognize any dividend income from South Texas, RSA #17 or Fort Bend. Upon adopting the cost basis of accounting for South Texas, the Company began recognizing distributions from South Texas as dividend income in the Company’s Consolidated Statements of Operations and as a component of net income in its Condensed Consolidated Statements of Cash Flows. Please see the discussion above under “— Distributions” for a detailed discussion of how distributions from South Texas are accounted for in the Company’s financial statements.

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3.	Specifically tell us what the proceeds from investments of $3,284 represent, and why they are considered to be an investing activity in your statement of cash flows.

The proceeds from investments of $3,284 represent cash distributions received from the following two investments:

South Texas	$3,206
Fort Bend	$78

$3,284

Paragraph 22b of Statement of Financial Accounting Standard No 95 “Statement of Cash Flows” (SFAS 95) provides that cash inflows from operating activities should include cash receipts from equity securities. As a result of the Staff’s comment and our subsequent review of SFAS 95, the Company has reclassified the $3,284 distributions as cash flow from operating activities. Cash flow from operating activities for 2004 also includes $340 of distributions from GTE Mobilnet of Texas RSA #17. Please see page F-7.

4.	We note your response to comment 2. It appears that the sum of adjustment 20 includes those items identified by notes 5 and notes 14 through 17. Revise to include a reference to note 5 or separately list each item that is included in the total adjustment of $20,214.

The Registration Statement has been revised to reflect the Staff’s comment. Please see note 20 on page 42.

Management, page 118

Long Term Incentive Plan, page 124

5.	Provide quantified disclosure of the free cash flow, EBITDA, revenue and other goals that the board will use in determining whether bonuses are to be paid. Alternatively, advise us why you believe such disclosure is not required.

It is not possible at this time to provide quantified disclosure with respect to the performance goals that will be used in determining whether bonuses are to be paid under the Company’s 2005 Long-Term Incentive Plan (the “LTIP”). The LTIP provides that the compensation committee to be formed upon consummation of the offering may adopt one or more cash incentive programs. If the compensation committee decides to adopt a cash incentive program, it will determine the terms and conditions of such program, including the specific performance goals that must be satisfied, at the time the program is established. However, no such programs have been established nor are any currently contemplated. Consequently, the Company is unable to provide quantitative disclosure regarding the performance goals the compensation committee will consider until such time

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as a program has been established and the terms and conditions of the such program have been determined.

Financial Statements

Unaudited Pro Forma Condensed Consolidated Financial Statements, page P-1

Note 7. Restricted Share Plan, page P-9

6.	We note your response to comment 5. In the second paragraph of note 7 to your unaudited pro forma financial statements, you state that the remaining restricted shares will vest in three equal installments on December 31, 2005, 2006, and 2007. However, in your response letter dated April 22, 2005, you state that one third of the remaining shares would be vested in 2004, and that additional compensation expense will be recognized in each of the subsequent two years, 2005 and 2006. Please explain this apparent inconsistency or revise your disclosure.

Concurrently with the amendment and restatement of the Company’s restricted share plan in connection with the offering, the vesting schedule for all outstanding restricted shares will be accelerated such that 25% of the outstanding restricted shares will immediately vest. As a result, 50% of the restricted shares granted in 2003 and 25% of the restricted shares granted in 2004, will become vested. The remaining unvested restricted shares (50% of the restricted shares granted in 2003 and 75% of the restricted shares granted in 2004) will vest in three equal installments on each of next three calendar year ends. The Registration Statement has been revised to clarify any apparent inconsistency. Please see page P-11.

7.	Revise your footnote disclosure to state clearly that although you recorded a charge of $11.7 million to accumulated deficit for pro forma purposes, this amount, plus the amount vested in 2005, will be expensed in your 2005 results of operations upon the amendment and restatement of the restricted share plan.

The Registration Statement has been revised to reflect the Staff’s comment. Please see page P-11.

Consolidated Communications Holdings, Inc. Financial Statements, page F-1

Note 6. Investments, page F-16

8.	We note your response to comment 6. Since you have revised the financial statements to reflect the change from equity to cost-method accounting for your interest in South Texas, in addition to the purchase price adjustment discussed in your response to comment 7, label each column as “restated.” In the notes to the financial statements describe the revision and provide the disclosures required by paragraph 36 of APB 20. Also ask your auditors to consider the

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requirement to include a reference to the restatement as indicated in AICPA Auditing Standards Section 561.06.

The Registration Statement has been revised to reflect the Staff’s comment. Please see pages F-4 through F-7 and page F-16.

With respect to the Staff’s comment regarding AICPA Auditing Standard Section 561.06, the Company has reviewed the disclosure requirements of the restatement with its auditors. The Company’s auditors have concluded that the Company’s restatement is immaterial since there is no impact on the balance sheet, the reclassification among line items in nonoperating income is not material and the reclassification does not require a material change to disclosure. As a result, the Company’s auditors are comfortable not including a paragraph mentioning the restatement in their audit report according to the guidance provided by AICPA Auditing Standards Section 561.06.

9.	We note your response to comment 6. Revise your accounting policy in Note 2 to your consolidated financial statements to disclose your accounting policy for cost- method investments.

The Registration Statement has been revised to reflect the Staff’s comment. Please see page F-9.

10.	In accordance with Rule 5-03(13) of Regulation S-X, state, parenthetically or in a note, the amount of dividends received from equity affiliates.

The Registration Statement has been revised to reflect the Staff’s comment. Please see page F-17.

11.	Include the audited financial statements of GTE Mobilnet of South Texas and GTE Mobilnet of Texas RSA #17 as required by Rule 3-09 of Regulation S-X.

The Registration Statement has been revised to include audited financial statements for GTE Mobilnet of Texas RSA #17. However, because the Company’s investment in GTE Mobilnet of South Texas is no longer accounted for under the equity method (as more particularly described in the Company’s response to comment 6 in our letter dated April 22, 2005), Rule 3-09 of Regulation S-X does not require the Company to include audited financial statements for this investment in the Registration Statement. Please see pages F-80 through F-92.

TXU Communications Ventures Company Financial Statements, page F-51

Note H. Investments in Nonaffiliated Companies, page F-73

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May 13, 2005

12.	We note your response to comment 6. Considering that you have determined it is appropriate to account for TXUCV’s investment in GTE Mobilnet South Texas Limited Partnership as a cost-method investment in the financial statements of Consolidated Communications Holdings, tell us why you still believe the equity method to be the appropriate method of accounting for TXUCV’s interest in this company.

Introduction

In response to comment 12, the Company has discussed and, to the extent possible, researched the conclusion of TXUCV that its partnership interest in GTE Mobilnet of South Texas (“South Texas”) was appropriately accounted for under the equity method of accounting for the periods presented in the Registration Statement by making inquiries of, and consulting with, (1) Deloitte & Touche LLP, the independent auditor for TXUCV for the periods presented in the Registration Statement, (2) several former members of the TXUCV management team, including Robert Udell the former Executive Vice President of TXUC and the current President of the Company’s Texas operations, and (3) Ernst & Young LLP, the current independent auditors of the Company.

Accounting Literature & Background

As a general matter, investments in limited partnerships that are less than 3% of the equity of the limited partnership can be accounted for using the cost method, rather than the equity method, of accounting under Topic D-46, “Accounting for Limited Partnership Investments” (“D-46”), and paragraph 8 of AICPA Statement of Position 78-9, “Accounting for Investments in Real Estate Ventures” (“SOP 78-9”). This should be the case, in particular, when the investor’s interest “is so minor that the limited partner may have virtually no influence over partnership operating and financial policies”. However, SOP 78-9 contemplates that investments in limited partnerships even at ownership levels of 3% or less may be appropriately accounted for under the equity method of accounting based on relevant facts and circumstances, including by reference to the degree of influence over partnership operating and financial policies and other relationships that may exist among the partners.

Lufkin Telephone Company (“Lufkin”), the predecessor of TXUCV, acquired the partnership interest in South Texas in 1982, the year of South Texas’ formation. Lufkin accounted for this investment on the equity method from 1982 through November 21, 1997, the date on which TXUCV acquired Lufkin and its interest in South Texas. Each of Lufkin, TXUCV and the Company owned, at the relevant times, a 2.34% interest in South Texas. The table of ownership interests of South Texas for all relevant periods is presented below:

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May 13, 2005

%
Schedule of Partner Ownership Interests	Owned
GTE Moblinet as General Partner	24.00
GTE Moblinet as Limited Partner	61.51
Consolidated/TXUCV/Lufkin Conroe	2.34
Alltel	11.37
ButlerWaddell (Originally Fort Bend Telephone Company)	0.78

100.00

TXUCV’s Conclusion Regarding Accounting for the South Texas Investment

From the discussions described above, the Company understands that TXUCV decided to continue accounting for South Texas on the equity method, following its acquisition of Lufkin, based on the conclusion that its interest in South Texas was not so minor as to have virtually no influence over partnership operating and financial policies, in light of the accounting literature referred to above. In arriving at this conclusion, the Company understands that the management of TXUCV considered the following factors in light of the relevant accounting literature.

First, TXUCV, by virtue of its being a subsidiary of TXU Corp., enjoyed a dominant position in Texas, in general, and was able to exert influence over certain of its investments, such as South Texas, in particular, by virtue of its market position, strategy and operations. At all relevant times, TXU Corp. was headquartered in Texas, a $20 billion utility company, the largest utility company serving Texas and one of the largest companies in that state.

Second, TXUCV sought to and did influence the operating and financial policies of South Texas in light of TXUCV’s strategy, brand power and market presence in Texas. As a matter of strategy, TXU Corp. viewed the wireless product line of TXUCV as significant and sought to develop it in tandem with, and leverage it based on, its other more developed businesses in Texas, such as its energy business. With TXU’s brand power in Texas and GTE Mobilnet’s headquarters located near TXU’s in Dallas, TXUCV management leveraged the corporate relationship with GTE Mobilnet, which included co-investments in four wireless partnerships. Tactically, TXUCV pursued the following operating matters to implement the strategy described above:

•	TXU expanded its wireless footprint by partnering with Bell Atlantic and NYNEX (precedecessors of Verizon Wireless) in the acquisition of PCS spectrum in the Dallas, Houston, San Antonio and Austin markets and in the subsequent build-out of these markets. The significance of this effort to TXUCV is supported, in part, by the fact that this business was sold for approximately $350 million in 2000.

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May 13, 2005

•	TXUCV affected GTE Mobilnet’s marketing plans to to better support TXUCV’s wireless strategy in overlapping service areas.

•	TXUCV entered into, and arranged for, sharing of facilities, right-of-way agreements and co-branding of service with South Texas.

•	TXUCV attempted to have South Texas improve the quality of its service and expand its investments in the region and alter South Texas’ capital plans to support these initiatives, in each case, for TXUCV’s benefit.

•	TXUCV sought to alter the arrangement it had with South Texas under an agency arrangement. Under the agency arrangement, TXUCV represented South Texas’ service to its customers. TXUCV sought to change the nature of the operating and contractual relationship by becoming the provider of these services directly. One implication of the sought after change would have been that the billing and end-user relationship would be conducted by TXUCV. These changes would have given TXUCV better economic terms and a market position with respect to these services.

To accomplish the strategic and operational objectives described above, TXUCV took advantage of its corporate relationship with GTE Mobilnet, the controlling partner of South Texas. TXUCV attended formal quarterly partnership meetings with the limited partners, as contemplated by the partnership agreement, and had informal meetings by telephone and in person with South Texas at which TXUCV aggressively sought to control the agenda for the meetings and to make suggestions, requests and proposals regarding the matters described above.

Third, TXUCV was able to influence the operating and financial policies of South Texas in several ways because of the significant relationship that TXU Corp. and TXUCV had with the majority equity owner of South Texas, GTE Mobilnet. During 2001 through 2004, Verizon Wireless owned a controlling interest in GTE Mobilnet, which owned more approximately 85% of the equity interests of South Texas. TXUCV provided wholesale long distance termination services and transport services to Verizon Wireless’ long distance subsidiary from 2001 to 2004. During that period, Verizon Wireless relied on TXUCV to terminate its long distance traffic in the Houston, East Texas and Dallas/Fort Worth Metro areas.

In addition, TXUCV reviewed current accounting literature, as part of its annual audit process, regarding the appropriateness of continuing to account for the South Texas investment under the equity method.

Securities and Exchange Commission
May 13, 2005

The Company’s Conclusion

As noted in the Company’s response to comment 6 in our letter dated April 22, 2005, the Company reviewed the accounting treatment for the limited partnership interests it acquired in connection with its acquisition of TXUCV on April 14, 2004. Upon further review of Topic D-46, the Company concluded that it was appropriate to change the method of accounting for its 2.34% partnership interest in South Texas to the cost method from the equity method. In drawing that conclusion, the Company considered the following factors in light of the relevant accounting literature:

•	the Company’s small ownership position in South Texas, particularly in light of the Staff’s practice of viewing investments below 3% to be minor as a general matter;

•	its effective inability, and lack of attempt, to influence South Texas’ operating and financial policies, by contrast to the significant presence TXU Corp. and TXUCV had in Texas, their strategy and attempts, in fact, to influence the business of South Texas for TXUCV’s benefit and their significant relationships with South Texas and its controlling owner, Verizon Wireless, in each case, as summarized above;

•	the lack of significance the South Texas investment and relationship has played, and will play,in the Company’s business strategy of being a rural exchange telecommunications company in its Illinois and Texas markets, compared to TXUCV’s status and objective to be a telecommunications company more generally with a significant wireless aspect of its strategy; and

•	the fact that South Texas operates in some way as a competitor to the Company’s Texas operations (e.g., to the extent that South Texas has service problems or limited coverage in some service areas, defection of Company customers may decrease), unlike the relationship with TXUCV, with whom the business strategy and operations were aligned.

The change in accounting was effective April 14, 2004, or the first day CCI Texas financial results would have been included in the financial statements of Homebase Acquisition, LLC. The Company’s independent auditor, Ernst & Young, LLP concurred with the Company’s conclusion of accounting for the South Texas limited partnership on the cost method.

Based on the accounting literature and the facts presented to it as described above, the Company believes that TXUCV’s accounting for South Texas on the equity method was reasonable and appropriate because it appeared to have substantial influence over the partnership’s operating and financial policies.

Securities and Exchange Commission
May 13, 2005

Additional Matters

In response to the Staff’s request, the Company lists in the table below the calculation of earnings of TXUCV from the South Texas investment based on the cost and equity methods of accounting and the dollar amount of difference in the calculations based on these different methods.

Period	Cost Method	Equity Method	Difference
2001	$—	$1,658,000	$1,658,000
2002	—	1,500,000	1,500,000
2003	700,000	1,750,000	1,050,000
4/13/2004	—	611,000	611,000

* * * *

     Please feel free to contact me, at (212) 556-2325, or James Pepin, at (212) 827-4012, with any questions regarding the above responses.

Very truly yours,

/s/ Alex Gendzier

Alex Gendzier

cc:	Albert Pappas, Esq.
Mr. Terry French
Ms. Christine Bradshaw
Ms. Sondra Stokes